Organization and Principal Activities (Details Narrative) (Huale Group Co.Limited)	Aug. 02, 2019
Huale Group Co., Ltd ("HGL") [Member] | Share Purchase Agreement [Member] | Shenzhen Yeller Video & Technology Co Shareholders [Member]
Purchase of shares, description	OCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.'s shareholders:1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).